OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of other liabilities in statement of financial position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	$ 432,648	$ 405,935
Transfers, new participants and funding of the plan	1,255	(2)
Total expense	43,287	36,093	$ 39,086
Remeasurements	(46,777)	36,907
Effect of changes in demographic assumptions	710	(545)
Effect of changes in financial assumptions	(82,243)	30,830
Effect of experience adjustments	34,756	6,622
Translation differences	(11,720)	(21,722)
Contributions paid	(27,751)	(24,563)
Net defined benefit liability (asset) - ending balance	390,942	432,648	$ 405,935
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning balance	432,648
Net defined benefit liability (asset) - ending balance	$ 390,942	$ 432,648